Other current liabilities	12 Months Ended
Dec. 31, 2025
Other Current Liabilities [Abstract]
Other current liabilities
33. Other current liabilities
The following table presents a breakdown for other current and non-current liabilities.

	At December 31,
(€ thousands)	2025	2024
Due to employees	53,980	52,177
VAT and other taxes	31,367	31,228
Accrued expenses	27,593	36,432
Social security institutions	12,197	14,202
Deferred income	7,957	8,107
Other current liabilities	11,614	16,526
Total other current liabilities	144,708	158,672
Amounts due to employees include deferred compensation, accrued and untaken leave and related social contributions. At December 31, 2025, €4,495 thousand related to bonuses earned by key management and was classified as current (€4,912 thousand at December 31, 2024, all of which was classified as current).
Accrued expenses primarily include payroll accruals and rental expenses.
During 2025, the Group paid the remaining deferred consideration relating to the acquisition of the Thom Browne business in South Korea, in two installments in January and July, for €4,673 thousand and €4,413 thousand, respectively. At December 31, 2024, the liability relating to the deferred consideration amounted to €9,066 thousand and was presented in other current liabilities. For additional information, see Note 39 — Business combinations.